IMPAIRMENT CHARGES AND ASSET DERECOGNITION (Tables)	12 Months Ended
Dec. 31, 2022
IMPAIRMENT CHARGES AND ASSET DERECOGNITION
Schedule of impairment charges and asset derecognition

	Years ended December 31,
	2022	2021
Inventories (i)	$106.8	$95.2
Property, plant and equipment (ii)	243.2	49.3
	$350.0	$144.5